401(k) PROFIT-SHARING PLAN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Retirement Benefits [Abstract]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0	$ 0